Stock-Based Compensation - Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 15,665	$ 21,215	$ 29,879
Benefit for income taxes	(2,660)	(4,560)	(6,203)
Stock-based compensation, net of tax	13,005	16,655	23,676
Cost of net revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	1,063	1,508	1,904
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	3,150	3,862	7,087
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	3,464	4,267	4,161
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 7,988	$ 11,578	$ 16,727